Submission	Oct. 22, 2026
Submission [Line Items]
Central Index Key	0001896036
Registrant Name	Eagle Point Institutional Income Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES